GSMBS 2026-CES4

Opus Capital Markets Consultants, LLC

5599 San Felipe Street – Suite 420 | Houston, TX 77056 | www.opuscmc.com | 224.632.1300

Executive Narrative

November 3, 2026

Performed by
Opus Capital Markets Consultants, LLC

For
Goldman Sachs Mortgage Company

This report summarizes the results of a due diligence review performed on a pool of one thousand five hundred forty (1,540) loans provided by Goldman Sachs Mortgage Company (Customer) who provided Opus Capital Markets Consultants, LLC (Consultant) with a data tape, from which 100% of the loan population selected was chosen and loaded into the LauraMac underwriting software. Consultant performed a detailed credit and compliance review of all loans.

The review was conducted on one thousand five hundred sixty-seven (1,567) loans. Subsequent to review, the Customer reduced the population to one thousand five hundred forty (1,540) loans.

As detailed herein, the pool contains a total of one thousand five hundred forty (1,540) Closed End Second loans, of which one thousand two hundred fifty-five (1,255) were QM APOR SH and two hundred eighty-five (285) were QM APOR HP. All loans were re-underwritten in accordance with the lender guidelines in terms of Exhibit A.

EXHIBIT A

Scope of Work

Closed End Second Review
Credit Review
Credit Qualification

A re-underwriting review was conducted in order to verify that the requisite underwriting guidelines as specified by Client are met. Confirmation of the loan terms was performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review will consist of the following:

a)     Guidelines: Determine whether each mortgage loan meets the requisite guideline requirements as specified by the Client. In lieu of specific requirements, Consultant should consider Regulation Z including Appendix Q if applicable. If the loan pre-dates the requirements of Regulation Z and Appendix Q, Consultant will consider Fannie Mae’s Single-Family guidelines.
b)      Employment: Review the file documentation for minimum required level of employment, income and asset verifications pursuant to Client-provided underwriting guidelines.
c)     Income: Recalculate borrower(s) monthly gross income and verify calculations of income as used by the original loan underwriter at origination to determine compliance with the Client-provided underwriting guidelines.
d)      Assets: Confirm the presence of adequate asset documentation to comply with the Client-provided underwriting guideline requirements for closing funds, reserves and borrower liquidity.
e)      Debt Ratio: Recalculate the debt-to-income ratio and verify the ratio accuracy used by the loan underwriter at origination to determine compliance with Client-provided underwriting guidelines and regulatory requirements.

f)      Property Valuation: Analyze all appraisals and alternative value tools used to qualify the loan for integrity of comparable sales, completeness of data, eligibility of the appraiser and reasonableness of estimated value. Review the appraisal to determine the appraisal(s) meet the requirements of Client-provided underwriting guidelines.
g)      Loan-to-Value Ratio: Recalculate and verify the loan-to-value ratio and combined loan-to-value ratio were accurate at origination and meet Client-provided underwriting guideline and regulatory requirements.
h)      Credit History: Review the credit report to verify that the borrower(s) demonstrate adequate credit depth to comply with the Client-provided underwriting guideline requirements.
i)        Credit Scores: Verify that borrower(s) meet minimum credit score requirements of the Client-provided underwriting guidelines.
j)        Compensating Factors: Verify exceptions to the Client-provided underwriting guidelines are documented and reasonable.

Document Review

A review of each loan file was performed to confirm the presence of material documentation as applicable to the specifics of the loan transaction. The Document Review will consist of the following:

a)  Collateral Docs

•	Title Commitment / Policy: Verify the presence of the title commitment or final title policy. Confirm vested parties and the description of the property, liens and tax assessments.
•
Mortgage Note / Security Instrument: Verify the presence of the mortgage note or security instrument. Confirm that the document has been executed by all borrowers and that all riders, addendums and endorsement are present and duly executed.

•
Mortgage / Deed of Trust: Verify the presence of a copy of the Mortgage or Deed of Trust. Confirm that the documents have been executed by all required parties and that all riders, addendums and exhibits are present and duly executed. If the loan closed within 12 months of the review, Consultant will confirm the presence of a letter from the title company specifying the date the Mortgage / Deed of Trust was sent for recording. If the closing did not occur within 12 months of the review and a copy of the recorded Mortgage /Deed of Trust is not contained in the loan file, the Client will submit a report from an independent document custodian verifying the presence of a recorded mortgage or a stamped / signed copy of the document stating the date the document was sent for recording.

•	Conveyance Deed: Verify as applicable that a proper conveyance deed is present in the loan file. Confirm the proper transfer of ownership interest of the subject parties is detailed on the deed.

b)  Closing Docs

•
Final Hud-1 Settlement Statement: If required, verify the presence of a final HUD-1. Verify the completeness of required data and signatures or certification depending upon state compliance requirements.

•	Final Truth-in-Lending Disclosure: If required, verify the presence of a final Truth-in-Lending Disclosure. Verify the completeness of required data and that all required signatures are present.
•	Notice of Right to Cancel: If required based on the specifics of the loan transaction, confirm the presence and required execution of the Notice of Right to Cancel.
•	Loan Estimate: If required verify the presence of the current Loan Estimate (LE) at the time of origination
•	Closing Disclosure: If required verify the presence of the current Closing Disclosure (CD) at the time of origination.

c)  Credit Docs

•	Loan Application: Verify the presence and completeness of both the initial and final loan applications.
•	Underwriting Worksheet: Verify the presence of the relative underwriting worksheet i.e. form 1008, FHA MCAW and VA’s Loan Analysis.
•
Credit Report: Verify the presence of a credit report for each borrower. Confirm that the credit report was pulled within the timing requirements allowable per the Client-provided underwriting guidelines.

•	Housing Payment History: In the absence of housing payment histories on the borrower(s) credit report(s), verify that the file contains a verification of rent or a verification of mortgage form.
•	Letters of Explanation: When Letters of Explanation are required by the Client-provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•	Gift Letters: When Gift Letters are required by the Client-provided underwriting guidelines, verify the presence of any such letters exist in the loan file.
•
Income Documentation: Verify the presence of income and employment related documentation required by the Client-provided underwriting guidelines for all borrowing parties contributing income to the debt ratio calculation.

•	Asset Documentation: Verify the presence of asset documentation required by the Client-provided underwriting guidelines in the loan file.
•
Property Valuation Tools: Verify that each loan file contains adequate appraisal and other third party valuation tools to satisfy the minimum required documentation under the relative Client-provided underwriting guidelines.

•
Proof of Insurance: Verify the presence of insurance certificates for mortgage, hazard and flood insurance on an as needed basis depending upon the specifics of the loan. Confirm that adequate coverage is present to meet the requirements of the Client-provided underwriting guidelines.

Regulatory Compliance

For each Mortgage Loan, Consultant shall determine, to the extent possible and subject to caveats below, whether such Mortgage Loan at the time of origination complied with:

1.  The “material”1 disclosure requirements of the federal Truth-in-Lending Act (“TILA”), as amended by the Home Ownership and Equity Protection Act (“HOEPA”) and Dodd-Frank, 15 U.S.C. § 1601 et seq. and implemented by Regulation Z, 12 C.F.R. Part 1026, including the material provisions relating to Higher-Priced Mortgage Loans in Regulation Z, 12 C.F.R. §§ 1026.35, and the early TIL disclosure provisions of the Mortgage Disclosure Improvement Act (“MDIA”), as implemented by Regulation Z, 12 C.F.R. §§ 1026.17 et seq; and as amended by the TILA-RESPA Integrated Disclosure (“TRID”) Rule, TRID will be reviewed in accordance with the SFA TRID Grid 4.0, as amended from time to time, as set forth below:
a.  For Right of Rescission
i.  A review of the Notice of Right to Cancel, including a verification of the transaction date and expiration date, ensuring proper execution of the Notice of Right to Cancel by all required parties, verifying the disbursement date and determining if a full three (3) day rescission period was adequately provided to the borrower(s).
A.  This review is also to be performed on transactions that are exempt from the rescission requirement but on which a Notice of Right to Cancel was provided.

1 These “material” disclosures include the required disclosures of the APR, the finance charge, the amount financed, the total number of payments, the payment schedule, and if the loan is subject to the Homeownership and Equity Protection Act (“HOEPA”), the disclosure requirements and prohibitions of that statute which are set forth in 12 C.F.R. §§ 1026.32(c) and (d).

B.  A condition must be placed if the transaction is a refinance by the original creditor and the borrower was provided the Form H-8 rescission notice. Consultant will note in the condition whether there was a new advance that is subject to rescission per TILA/Regulation Z.
b.  For TILs (Application Dates prior to 10/3/2015)
i.    Confirm the initial TIL disclosure and final TIL disclosures were provided.
ii.  Review and compare the initial and final TIL, and any re-disclosed TIL(s), with a report outlining any TILA violations, including a recalculation of disclosed finance charge, proper execution by all required parties, principal and interest calculations, proper completion of the interest rate and payment summary, recalculation of disclosed APR, and a review to determine disclosure differences were within the allowed tolerances and disclosures were provided within the required timeframes;
c.   For TRID Disclosures (Application Dates on or after 10/3/2015)
i.    Confirm the initial Loan Estimate (LE) was delivered within three (3) business days of application and seven (7) business days prior to consummation in accordance with Client’s Underwriting Guidelines;
ii.   Review the required sections of each LE to ensure they were populated in accordance with the TRID
Rules. (If the file reflects more than one LE was provided, each revised LE must have corresponding Change of Circumstance documentation. The 0% and 10% fee tolerance evaluations will be based on the fee amounts disclosed on the initial LE and any valid changes documented and disclosed after the initial LE;
iii.   Confirm the Closing Disclosure (CD) confirm the borrower received the initial CD at least three (3)
business days prior to consummation;
iv.  Review the required sections of each CD to ensure they were populated in accordance with the TRID
Rules. (Any fee tolerance issues to be cured at closing or within 60 days of loan consummation.)

2.  Section 4 of the Real Estate Settlement Procedures Act (“RESPA”), 12 U.S.C. §2603 and 2604, as implemented by Regulation X, 12 C.F.R. Part 1024, and as amended by the TRID Rule; TRID will be reviewed in accordance with the SFA TRID Grid 4.0, as amended from time to time.

3.  The disclosure requirements and prohibitions of Section 50(a)(6), Article XVI of the Texas Constitution;

4.  Confirmation that one of the following are in the loan file, per the Fair Credit Reporting Act: Consumer Credit Score Disclosure, Your Credit Score and the Price You Pay for Credit, or Notice to Home Loan Applicant;

5.  Sections 1411 and 1412 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (“Dodd-Frank”) amending TILA, as implemented by Regulation Z, 12 C.F.R. 1026.43: the general Ability to Repay underwriting standards (12 C.F.R. 1026.43(c)); refinancing of non-standard mortgages (12 C.F.R. 1026.43(d)); Qualified Mortgages (12 C.F.R. 1026.43(e) (including qualified mortgages as defined by the Department of Housing and Urban Development (24 C.F.R. 201 and 203 et seq.) and the Department of Veterans Affairs (38 C.F.R. Part 36 et seq.; and Balloon-payment qualified mortgages made by certain creditors (12 C.F.R. 1026.43(f)) In accordance with “Ability to Repay and Qualified Mortgage Review” description below;

6.  The Loan Originator Compensation and Prohibitions on Steering provisions of TILA, as implemented by Regulation Z, 12 C.F.R 1026.36;

7.  The requirements for Higher-Priced Mortgage Loans, as implemented by Regulation Z, 12 C.F.R. 1026.35;

8.  The appraisal and valuation requirements of TILA and the Equal Credit Opportunity Act, as implemented by Regulation Z, 12 C.F.R. 1026.35 and Regulation B, 12 C.F.R. 1002.14, respectively;

9.  The counseling requirements of TILA, as implemented by Regulation Z, 12 C.F.R. 1026.36(k) and RESPA, as implemented by Regulation X, 12 C.F.R. 1024.20;

10.  The escrow requirements of TILA and RESPA, as implemented by Regulation Z, 12 C.F.R 1026.35, and Regulation X, 12 C.F.R 1024.17, respectively;

11.  The disclosure requirements and prohibitions of any applicable state, county and municipal laws and ordinances, as amended, that have been enacted to regulate so-called “predatory lending”:

12.  Consultant shall confirm that any mortgage property located in an area identified on a flood hazard map or flood insurance rate map issued by the Federal Emergency Management Agency as having special flood hazards is subject to a qualified flood insurance policy that appears to be is in effect.

13.  For any loans designated as TILA exemption, Consultant shall review the loan file for evidence that the primary purpose of the loan was for commercial or business purposes, including, but not limited to a business purpose certification.

14.  Documentation. Review of the following documents for regulatory compliance:
a.  Final HUD-1 Settlement Statement (“HUD-1”), if applicable
i.  If the loan is in an escrow state, the HUD-1 will be considered final as follows:
A.  HUD-1 is marked Final;
i.  If HUD-1 is not marked Final, it must be stamped certified by the closing agent.
ii.  There should be no markings indicating that the HUD-1 is estimated.
B.  HUD-1 is signed by all parties (including closing agent) or stamped certified by the closing agent; and
C.  If HUD-1 is stamped, the HUD-1 / stamp should be signed or initialed by the closing agent; if the stamp does not contain the signature or initials, it must identify the name of the closing agent.
b.  Final Truth in Lending Disclosure (“TIL”), if applicable
c.  Loan Estimate, if applicable
i.  The Loan Estimate will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Loan Estimates with the latest one provided up until three business days prior to the issuance of an initial Closing Disclosure.
d.  Closing Disclosure, if applicable
i.  The Closing Disclosure in the loan file will be considered delivered based on the date issued, subject to the three-day mailing rule unless the file contains documentation indicating earlier receipt. The loan file may contain one or more Closing Disclosures with the latest one provided up until the consummation date being considered the Final with any delivered post consummation considered as a corrected Closing Disclosure.
e.  Notice of Right to Cancel (if applicable)
f.  Initial TIL, if applicable
g.  Good Faith Estimate (“GFE”), if applicable
h.  Note
i.  Mortgage/Deed of Trust
j.  FACTA disclosures
k.  Third Party Fees
i.  Third party fees on the HUD-1 or Closing Disclosure if applicable referred to as HUD-1/Closing Disclosure, must be shown as paid to the third-party provider. A condition must be set if a third-party fee is paid to the lender, investor, etc. or the payee is blank.
ii.  CONSULTANT will condition for evidence in the file indicating that a charge on the HUD-1/Closing Disclosure exceeds the actual cost to the borrower (i.e. cost printed / stamped on the face of the document showing an amount less than the charge on the HUD-1/Closing Disclosure). Variations of less than $1 are deemed to be within reasonable limits and are not to be reported.
iii.  Any refunds that are provided to the borrower must be accompanied by a revised HUD-1/Closing Disclosure to show the final, accurate charges to the borrower.

Each loan reviewed will be assigned a Compliance condition grade in accordance with the Rating Agency Criteria as more fully described under “Rating Agency Grading Criteria” below.

Consultant will not make a determination as to whether the loans comply with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated above. Furthermore, the findings reached by Consultant are dependent upon its receipt of complete and accurate data regarding the loans from loan originators and other third parties upon which Consultant is relying in reaching such findings.

Ability to Repay and Qualified Mortgage Review

1.  For Agency Eligible Loans Only: Consultant reviews applicable loans for compliance with the Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.) based upon the loan’s designation (Safe Harbor QM, Rebuttable Presumption QM, Exempt). Consultant determines the loan’s status under the QM rule requirements and assigns a due diligence loan designation. Consultant notes as a material exception if the due diligence findings do not confirm the same loan designation. Additionally, Consultant notes if a loan designation was not provided. Consultant will verify if each loan meets the requirements for a QM under § 1026.43(e)(2)—whether the loan is a safe harbor QM under § 1026.43(e)(1)(i) or a rebuttable presumption QM under § 1026.43(e)(1)(ii). Consultant will verify the presence of documentation for lender determination of QM and indicating factors in its ability-to-repay determination, including how the originator applied its policies and procedures in verification.  For loans applications taken on or after June 1, 2021, Consultant will verify whether the loan meets the requirements of the revised general QM definition effective March 1, 2021.

2.  For loans for which applications were received prior to July 1, 2021, if a loan was designated as QM and identified as eligible for guarantee, purchase, or insurance by an applicable agency as permitted under the QM final rule, Consultant reviews the loan to determine whether, based on available information in the loan file the loan satisfied (i), (ii) and (iii) in the paragraph (3)(a)(i) below and reviews the Automated Underwriting System output within the file to confirm agency eligibility.

3.   For Non-Agency Eligible Loans: Consultant reviews applicable loans for compliance with the Ability to Repay (ATR) but not Qualified Mortgage (QM) rule requirements set forth in Regulation Z (12 C.F.R. 1026.43 et seq.).
a.   Qualified Mortgage:
i.  For QM (Safe Harbor or HPCT) designated loans, Consultant reviews the loan to determine whether, based on available information in the loan file: (i) the loan contains risky loan features and terms (e.g. an interest only feature or negative amortization), (ii) the “points and fees” exceed the applicable QM threshold, (iii) the monthly payment was calculated appropriately.  Consultant reviews to the applicable consider and verify requirements under the QM rule depending on whether the QM was originated under the original general QM definition or the revised general QM definition effective March 1, 2021.
ii.  For each QM designated loan that satisfied the applicable requirements enumerated above, Consultant then determines whether the loan is a Safe Harbor QM or Higher Priced QM by comparing the loan’s actual annual percentage rate, as recalculated, to the applicable average prime offer rate plus a certain percentage. For QM designated loans originated under the revised general QM definition effective March 1, 2021, Consultant also determines whether the loan exceeds the pricing thresholds for QM loans.
b.   Ability to Repay:
i.  The ability to repay portion of the review for non-agency eligible loans only will focus on the eight factors detailed in the ATR Rule as detailed below for non-agency eligible loans. The Consultant will review the loan file to determine if the creditor verified and considered each of the eight factors utilizing  reasonably reliable third-party documentation at or before consummation.
1.  Current or reasonably expected income or assets that the consumer will rely on to repay the loan.
2.  Current employment status
3.  Monthly mortgage payment for subject loan using the introductory or fully indexed rate, whichever is higher, and monthly, fully amortizing payments that are substantially equal.
4.  Monthly payment on any simultaneous loans secured by the subject property.
5.  Monthly payments for property taxes and hazard/flood insurance and certain other costs related to the property such as homeowner’s association fees or ground rent.
6.  Debts, alimony, and child support obligations
7.  Monthly debt-to-income ratio or residual income
8.  Credit history
ii.  For loans designated as agency eligible, Consultant will not review for compliance with the requirements of Appendix Q or General Ability to Repay.
iii.  Consultant reviews loans to determine their conformity with the ATR/QM factors above and is not rendering an independent assessment or analysis. Consultant’s review is based on information contained in the loan file at the time it is provided to Consultant, and only reflects information as of that point in time and does not mean any regulator, judicial or agency will agree with the Consultant’s conclusion.

a)  Regulatory Compliance Disclaimer

Please be advised that Consultant will not make a determination as to whether loans complied with federal, state or local laws, constitutional provisions, regulations or ordinances that are not expressly enumerated herein. There can be no assurance that the review uncovered all issues relating to the origination of the mortgage loans, their compliance with applicable law and regulation and the original appraisals relating to the mortgaged properties or uncovered all relevant factors that could affect the future performance of the mortgage loans. Furthermore, the findings reached by Consultant are dependent upon its receiving complete and accurate data regarding the mortgage loans from loans originators and other third parties upon which Consultant is relying in reaching such findings.

Please be further advised that Consultant does not employ personnel who are licensed to practice law in various jurisdictions, and the findings set forth in the reports prepared by Consultant do not constitute legal advice or opinions. They are recommendations or conclusions based on information provided to Consultant. All final decisions as to whether to purchase or enter into a transaction related to any individual mortgage loan or the mortgage loans in the aggregate, any investment strategy and any legal conclusions, including potential liability related to the purchase or other transaction involving any such loans, shall be made solely by the Client, or other agreed upon party, that has engaged Consultant to prepare its reports pursuant to its instructions and guidelines. Client, or other agreed upon party, acknowledges and agrees that the scoring models applied by Consultant are designed to identify potential risk and the Client, or other agreed upon party, assumes sole responsibility for determining the suitability of the information for its particular use.

b)  Seasoning And Certain Compliance Exceptions

Pursuant to the applicable NRSRO criteria, Consultant graded certain compliance exceptions as non-material based on seasoning of the mortgage loan. Certain mortgage loans were seasoned beyond the applicable period under TILA in which affirmative claims could be brought by a consumer. The time period is not limited for claims, other than rescission, which are raised as a defense to foreclosure. Information contained in any Consultant reports related to the applicable statute of limitations for certain claims may not be accurate or reflect the most recent controlling case law. Further, a particular court in a particular jurisdiction may extend, not enforce or otherwise allow claims beyond the statute of limitations identified in the report based on certain factors, including the facts and circumstances of an individual loan.

Additional Disclosures and Requirements:

Consultant did not review for compliance with current documentation and timing requirements in effect at origination of the Mortgage Loan including:
•	Servicing Transfer Disclosure (for applications prior to 10/03/2015):
•	Special Information Booklet (for applications prior to 10/03/2015)/ Home Loan Tool Kit (for applications on or after 10/03/2015):
•	Affiliated Business Disclosure
•	Initial Escrow Disclosure Statement
•	Fair Credit Report Act (Regulation V)

High-Cost, State & Local Anti-Predatory Regulations

In addition to federal thresholds, Consultant will review the anti-predatory lending statutes in the following states and local municipalities, as applicable, as well as any additional applicable regulations implemented during the Term of this SOW.

•	Arkansas Home Loan Protection Act, Ark. Stat. Ann. § 23-53-101 et seq.
•	California Anti-Predatory Lending Statute, Cal. Fin. Code § 4970 et seq.
•	California Higher-Priced Mortgage Loan Statute, Cal. Fin. Code §4995 et seq.
•	Colorado Consumer Equity Protection Act, Colo, Rev. Stat. § 5-3.5-101 et seq..
•	Connecticut Abusive Home Loan Lending Practices Act, Conn. Stat. Ann. §36a- 746 et seq., as amended from time to time.
•	Connecticut Nonprime Home Loans Statute, Conn. Gen. Stat. §§ 36a-760 et seq. (as originally enacted and as amended by Senate Bill 949).

•	District of Columbia Home Loan Protection Act, D.C. Official Code § 26-1151.01 et seq., as implemented by 20 D.C. Municipal Reg § 2000.1 et seq.
•	Florida Fair Lending Act, Fla. Stat. Ann. § 494.0078 et seq. (for loans closed before July 1, 2014).
•	Georgia Fair Lending Act, Ga. Stat. Ann. § 7-6A-1 et seq. (as originally enacted by House Bill 02-1361 and as modified by Senate Bill 03-53).
•	Idaho Residential Mortgage Practices Act, Idaho Code § 26-3101 et seq.
•	Illinois High Risk Home Loan Regulations, 38 Ill. Admin. Code §345.10 et seq.
•	Illinois High Risk Home Loan Act, Public Act. 93-0561 (2003) codified at 815, ILCS §§ 137/5 et seq., and as amended by SB 1692 (2012), effective January 10, 2014.
•	Illinois Predatory Lending Database Program, Public Act 95-0691 (SB 1167).
•	City of Chicago, Illinois, Anti-Predatory Lending Ordinance, Chicago Municipal Code, §§ 2-32-440; 2-32-455; 2-92-325; 4-4-155; 8-4-325.
•	Cook County, Illinois, Anti-Predatory Lending Ordinance, Cook County Code of Ordinances § 34-341.
•	Cook County, Illinois, Anti-Predatory Lending Pilot Program, Illinois House Bill 4050 (2005).
•	Indiana Home Loan Practices Act, as amended by HB 1179 (2005), Ind. Code §24-9-1 et seq.
•	Section 16a-3-308a of the Kansas Consumer Credit Code, Kan. Stat. Ann. §16a.101 et seq.
•	Kentucky Anti-Predatory Lending Statute, Ky. Rev. Stat. § 360.100 et seq.
•
Maine, An Act to Enhance Consumer Protections in Relation to Certain Mortgages (for loans closed prior to September 27, 2011), Me. Rev. Stat. Ann.  Tit. 9-A, §§ 8-103(1); 8-206(8);8-206A, as amended by Legislative Documents 1869 (2007), 2125 (2008) and 1439 (2009).

•	Maine Consumer Credit Code - Truth-in-Lending, (for loans closed on or after September 27, 2011), Me. Rev. Stat. Ann. tit. 9-A, §§ 8-501 et seq., as amended from time to time.
•	Maryland Commercial Law, Md. Code Ann., Com. Law §§ 12-124.1; 12-127; 12- 409.1; 12-1029.
•	Maryland Regulations for Higher Priced Mortgage Loans, as promulgated under the Maryland Mortgage Lender Law, Md. Code Ann., Fin. Instit. Code §§ 11-501 et seq.; Md. Code Regs. §§ 09.03.06.01 et seq.
•	Massachusetts High-Cost Mortgage Regulations, 209 CMR Parts 32 and 40, as amended from time to time.
•	Massachusetts Predatory Home Loan Practices Act, M.G.L. Chapter 183C, §§ 1 et seq.
•	Massachusetts “Borrower’s Interest” Standard, M.G.L. Chapter 183, §28C.
•	Massachusetts Mortgage Lender and Broker Regulations, 940 CMR §800 (15-17).
•	Massachusetts Regulations for Higher Priced Mortgage Loans, 209 CMR §§ 32.00 et.seq., as amended from time to time.
•	Massachusetts Subprime ARMs to First Time Homebuyers, M.G.L. Chapter 184, §17B.5.
•	Michigan Consumer Mortgage Protection Act, Mich. Stat. Ann. § 445-1631 et seq.
•	Minnesota Mortgage Originator and Service Licensing Act, § 58.137 et seq. (S.F. 2988 (2002)), as amended by House File 1004 (2007) and Senate File 988 (2007).
•	Nebraska Mortgage Bankers Registration and Licensing Act, Neb. Stat § 45-702 et seq.
•	Nevada Anti-Predatory Lending Law, Assembly Bill No. 284 (2003) and Amended by Assembly Bill No. 440 (2007), codified as NRS § 598D.010 et seq.
•	New Jersey Home Ownership Security Act of 2002, NJ Stat. Ann. § C:46:10B-22 et seq., as amended from time to time.
•	New Mexico Home Loan Protection Act, Senate Bill 449 (Regular Session 2003), codified at NM Rev. Stat. § 58-21A-1 et seq. and as amended from time to time.
•	New York High-Cost Home Loan Regulations, 3 NYCCR Part 41 (2001).
•	New York High-Cost Home Loan Act, N.Y. Bank. L. Ch. 626., as codified in NY Bank. Law § 6-l, and as implemented by 3 NYCCR Part 41 as amended from time to time.

•	New York Subprime Home Loans Statute, NY Bank. Law § 6-m.
•
North Carolina Anti-Predatory Lending Law, N.C. Gen. Stat. §§ 24-1.1A to 24- 10.2 and North Carolina Amendments to Anti-Predatory Lending Law, N.C. Gen.  Stat. §§ 24-9; 24-1.1(E)(a); 24-10.2(a), as amended from time to time.

•	Ohio Anti-Predatory Lending Statute, HB 386 as amended by Senate Bill 185 (2006), and as codified in various sections of the Ohio Code.
•	Ohio Consumer Sales Practices Act, Ohio Rev. Code Ann. § 1345.01, as implemented by Ohio Admin. Rules § 109 4-3-01 et seq.
•	City of Cleveland Heights, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 72-2003 (PSH), Mun. Code §§ 757.01 et seq.
•	Summit County, Ohio, Anti-Predatory Lending Ordinance, Ordinance No. 2004- 618, Muni. Code §§ 201.01 et seq.
•	Oklahoma Anti-Predatory Lending Law, House Bill No. 1574 (2003), as codified in various sections of Title 14A of the Oklahoma Consumer Credit Code.
•	Oklahoma Higher-Priced Mortgage Loans Law, Okla. Admin. Code §§ 160:45-9- 1 et seq.
•	Pennsylvania Consumer Equity Protection Act, 63 Pa. Cons. Stat. Ann. § 456.501 et seq.
•
Rhode Island Home Loan Protection Act,  R.I.  Gen.  L.  34-25.1-2 et  seq,  as  implemented  by  Emergency  Banking  Regulation  3  (2006)  and  Final  Banking  Regulation 3 (2007) and amended by Senate Bill 371 (2007).

•	City of Providence, Rhode Island, Anti-Predatory Lending Ordinance, Chapter 2006-33, Ordinance No. 245.
•	South Carolina High-Cost and Consumer Home Loans Act, S.C. Code § 37-23-10 et seq.
•	Tennessee Home Loan Protection Act, Tenn. H.R. 3597 (2006), as codified at Tenn. Code Ann. §§ 45-20-101 et seq.
•	Texas High-Cost Home Loan Statute, Tx. Fin. Code Ann. § 343.201 et seq.
•	Section 50(a)(6), Article XVI of the Texas Constitution
•	Section 50(f)(2), Article XVI of the Texas Constitution
•	Utah Residential Mortgage Practices Amendments, Utah Code Ann. § 61-2c-102 et seq.
•	Utah High-Cost Home Loan Act, Utah Code § 61-2d-101 et seq.
•	Vermont Interest Act, 9 V.S.A. § 104, implemented by Regulation B-98-2.
•	Virginia Mortgage Lender and Broker Act (for loans originated prior to July 1, 2003), Va. Code Ann. §§ 6.1-413; 6.1-422; 6.1-428.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after July 1, 2003 to September 30, 2010, as amended), Va. Code Ann. §§ 6.1-411, 6.1-422.1, 6.1-425.1 and 6.1-425.2.
•	Virginia Mortgage Lender and Broker Act (for loans originated on or after October 1, 2010), Va. Code Ann. §§ 6.2-1600 et seq., as amended from time to time.
•	Virginia Senate Bill 797 (2008), effective July 1, 2008 (uncodified).
•	West Virginia Residential Mortgage Lender, Broker and Servicer Act, W.Va. Code § 31-17 et seq.
•	Wisconsin Responsible High-Cost Mortgage Lending Act, Wis. Stat. § 428.202, as implemented by Wis. Admin. Code DFI-Bkg 46.01 et seq.

Misrepresentation and Third-Party Review

Validate that fraud reports and independent third-party property valuations reports are in the file. The review will consist of the following:

Misrepresentation Review and Valuation Review
Review on each loan to identify potential misrepresentations of income, employment, identity, occupancy, transaction and appraisal misrepresentation or other areas of potential misrepresentation. The Misrepresentation may include the following:

•
Signatures: Validate signature consistency across documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable efforts to validate the consistency of signatures across documents.

•	Alerts: Assess credit report alerts for accuracy and potential issues.
•	Social Security Numbers: Compare SSN(s) across all file documents.
•
Document Integrity: Review for apparent alterations to loan documents. To the extent imaged or hard copy files are provided, Consultant will utilize reasonable review of alterations to the loan documents.

•	Data Consistency: Review the documents contained in the loan file for consistency of data.
•	Third Party Fraud Tools: To the extent a third party fraud tool is contained in the loan file, the Consultant will ensure high level or critical warnings are reviewed and addressed.

Independent Third-Party Values
Review each loan to determine whether a third party valuation product was required and if required, that the third party product value was compared to the original appraised value to identify a value variance and apply the appropriate rating agency grade after reviewing the required valuation products.  i) Consultant will perform the following steps.
•	Property is complete
•
Value is based on as-is condition or provides satisfactory completion of all material conditions including inspections, licenses, and certifications (including certificates of occupancy) to be made or issued with respect to all occupied portions of the mortgaged property and with respect to the use and occupancy of the same, have been made or obtained from the appropriate authorities.

•	Property is described in average or better condition
•	No apparent appraiser independence violation statements
•	Appraisal addresses any adverse comments
•	Appraisal is completed on appropriate GSE Forms
•	Appraisal contains required attachments.
•	Appraiser was appropriately licensed at the time the appraisal was signed

If the valuation vendor does not supply the updated valuation product directly to the Consultant, the Client will authorize the valuation vendor to issue an attestation with sufficient information for the Consultant to determine the correct valuation product was utilized to verify the accuracy of the origination appraisal. Consultant did not receive an attestation for the third party valuations.

Value Review Disclaimer
•
The individuals performing the above procedures are not persons providing valuations for the purpose of the Uniform Standards of Professional Appraisal Practice (“USPAP”) or necessarily licensed as appraiser under Federal or State law, and the services being performed do not constitute appraisal reviews for the purposes of USPAP or Federal or State law.

•	Opus CMC makes no representation or warranty as to the value of the mortgaged property, notwithstanding that Opus CMC may have reviewed the valuation information for reasonableness.
•	Opus CMC is not an Appraisal Management Company (“AMC”) and therefore does not opine on the actual value of the underlying property.
•
Opus CMC is not a creditor within the meaning of the Equal Credit Opportunity Act (“ECOA”) or other lending laws and regulations, and therefore Opus CMC will not have and communications with or responsibility to any individual concerning property valuations.

Properties in FEMA declared disaster zones.
If a FEMA declared disaster occurs after the inspection date on the appraisal, Consultant will review the file to determine if an exterior inspection to ensure:
•	No apparent damage to the property
•	Property appears to be occupied

Data Compare

Client will provide a data tape with the following data fields and Consultant will compare the field to the applicable source document and report any variance

•	Appraised Value
•	CLTV

•	DTI
•	FICO
•	Interest Only
•	Interest Rate
•	Loan Term
•	Loan Purpose
•	LTV
•	Occupancy
•	Original Balance
•	Property Address
•	Property City
•	Property State
•	Property Type
•	Sales Price
•	Second Mortgage Lien Amount
•	Self Employed
•	Units
•	Zip Code
•	Loan Type
•	QM Status

Rating Agency Grading Criteria

Fitch Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Fitch in their current industry publications as updated from time to time.

Moody’s Investor Services Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Moody’s in their current industry publications as updated from time to time.

Kroll Bond Rating Agency LLC Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Kroll in their current industry publications as updated from time to time.

S&P Global Ratings Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by Standard & Poor’s in their current industry publications and updated from time to time.

DBRS Morningstar Grading Criteria
Grading shall be provided for each exception, each exception category and holistically for each loan. The methodology for the application of the RMBS grading as defined by DBRS in their current industry publications and updated from time to time.

Opus CMC Grading Criteria

Grading shall be provided for each exception, each exception category and holistically for each loan. The following grading is not intended for securitization reviews and Opus CMC will not issue a Rating Agency Narrative, Reliance or Form ABS Due Diligence 15E if Client elects to utilize the following grading criteria. The methodology for the application of grading is defined by Opus CMC and updated from time to time shall be determined as follows:

Opus CMC Credit Grades

•	Level 1 Credit Grade Definition: Loan was originated in accordance with the mortgage loan originator underwriting guidelines without exception.
•	Level 2 Credit Grade Definition: Loan was originated in substantial compliance with the originator's underwriting guidelines and there are sufficient compensating factors for any exceptions.

•
Level 3 Credit Grade Definition: Loan was not originated in substantial compliance with the originator's underwriting guidelines and there are insufficient compensating factors for the exceptions or is missing material documentation.

Opus CMC Property Grades

•	Level 1 Property Grade Definition: Property value appears to be within 10% of original appraised amount and there are no material deficiencies in the appraisal process.
•	Level 2 Property Grade Definition: Property value appears to be within 10% of original appraised amount, but minor issues in the appraisal process were identified.
•
Level 3 Property Grade Definition: Property value does not appear to fall within 10% of the original appraised value and/or material deficiencies exist with respect to the appraisal process or the file is missing material documentation.

Opus CMC Compliance Grades

•	Level 1 Compliance Grade Definition: Loan complies with all applicable laws and regulations reviewed under the applicable scope of work.
•
Level 2 Compliance Grade Definition: There are minor issues regarding legal and/or regulatory compliance but such issues do not represent risks to the enforceability of the borrower's obligation under the loan documents and will not result in assignee liability to the investor.

•	Level 3 Compliance Grade Definition: Loan is not in compliance with laws and regulations reviewed under the applicable scope of work or the loan is missing material documentation.

Redacted Information

•	Borrower Name
•	Co-Borrower Name
•	SSNs
•	Property Address, City, County, MSA, Zip
•	Mailing Address
•	Account Number, including Originator and Servicer Loan Number
•	Origination Date
•	Names of Borrowers or any other Individuals
•	Company and Entity Names
•	Financial Institution Names
•	Job Position Titles
•	Any Address
•	Any Location Information (other than state), including City, County, MSA and Zip
•	Account Numbers of any type
•	Insurance Claim Numbers
•	Insurance Policy Numbers
•	Foreclosure Action dates and Case Numbers
•	Bankruptcy Action dates and Case Numbers
•	Any reference that would allow the identification of the location of a property (e.g. neighborhood, body of water, schools, major highways)

Pool Details

Purpose
Type	Count	% of Pool
Cash out Refi	1540	100.00%
Purchase	0	0.00%
Rate / Term Refi	0	0.00%
Total	1540	100.00%

Property Type
Type	Count	% of Pool
Single Family Detached	1105	71.75%
Co-op	0	0.00%
Condo, Low Rise	56	3.64%
Condo, High Rise	0	0.00%
PUD	318	20.65%
1 Family Attached	41	2.66%
2 Family	17	1.10%
3 Family	1	0.06%
4 Family	2	0.13%
Total	1540	100.00%

Occupancy
Type	Count	% of Pool
Primary Residence	1536	99.74%
Second Home	4	0.26%
Investment Property	0	0.00%
Total	1540	100.00%

Product Type
Type	Count	% of Pool
Fixed	1540	100.00%
ARM	0	0.00%
Total	1540	100.00%

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there were zero (0) obligors with multiple loans in the pool.

Property Inspection Waivers: No loans had a Property Inspection Waiver.

Tape Discrepancies

Data Element	Count	Accuracy
Borrower 1 First Name	27	98.25%
Borrower 1 Last Name	79	94.87%
Interest Rate	308	80.00%
Occupancy	3	99.81%
Originator QM Status	99	93.57%
Property Address	19	98.77%
Property City	10	99.35%
Property Type	341	77.86%
Property Zip Code	1	99.94%
Qualifying CLTV	1008	34.55%
Qualifying FICO	40	97.40%
Total Number of Loans	1540

Loan Grading Definitions

Credit

S&P	Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moody’s	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The loan includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moody’s	Fitch	Kroll	DBRS	Definition
A	A	A	A
Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not affect value or habitability
C	C	C	C
Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A
First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.

B
First Level Review Value is greater than a 10% variance to the original appraisal but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not affect value or habitability

C
Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines

D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated November 3, 2026.

Overall Grade Summary			Overall Grade Summary
Kroll NRSRO Grade	# of Loans	% of Loans	S&P NRSRO Grade	# of Loans	% of Loans
A	1437	93.31%	A	1414	91.82%
B	103	6.69%	B	126	8.18%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%
N/A	0	0.00%

Compliance Grade Summary			Compliance Grade Summary
Kroll NRSRO Grade	# of Loans	% of Loans	S&P NRSRO Grade	# of Loans	% of Loans
A	1443	93.70%	A	1443	93.70%
B	97	6.30%	B	97	6.30%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%

Credit Grade Summary			Credit Grade Summary
Kroll NRSRO Grade	# of Loans	% of Loans	S&P NRSRO Grade	# of Loans	% of Loans
A	1534	99.61%	A	1534	99.61%
B	6	0.39%	B	6	0.39%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%

Property Grade Summary			Property Grade Summary
Kroll NRSRO Grade	# of Loans	% of Loans	S&P NRSRO Grade	# of Loans	% of Loans
A	1540	100.00%	A	1516	98.44%
B	0	0.00%	B	24	1.56%
C	0	0.00%	C	0	0.00%
D	0	0.00%	D	0	0.00%

Loans Reviewed (1,540)

549202611030001	549202611030053	549202611030105	549202611030157	549202611030209	549202611030261	549202611030313	549202611030365
549202611030002	549202611030054	549202611030106	549202611030158	549202611030210	549202611030262	549202611030314	549202611030366
549202611030003	549202611030055	549202611030107	549202611030159	549202611030211	549202611030263	549202611030315	549202611030367
549202611030004	549202611030056	549202611030108	549202611030160	549202611030212	549202611030264	549202611030316	549202611030368
549202611030005	549202611030057	549202611030109	549202611030161	549202611030213	549202611030265	549202611030317	549202611030369
549202611030006	549202611030058	549202611030110	549202611030162	549202611030214	549202611030266	549202611030318	549202611030370
549202611030007	549202611030059	549202611030111	549202611030163	549202611030215	549202611030267	549202611030319	549202611030371
549202611030008	549202611030060	549202611030112	549202611030164	549202611030216	549202611030268	549202611030320	549202611030372
549202611030009	549202611030061	549202611030113	549202611030165	549202611030217	549202611030269	549202611030321	549202611030373
549202611030010	549202611030062	549202611030114	549202611030166	549202611030218	549202611030270	549202611030322	549202611030374
549202611030011	549202611030063	549202611030115	549202611030167	549202611030219	549202611030271	549202611030323	549202611030375
549202611030012	549202611030064	549202611030116	549202611030168	549202611030220	549202611030272	549202611030324	549202611030376
549202611030013	549202611030065	549202611030117	549202611030169	549202611030221	549202611030273	549202611030325	549202611030377
549202611030014	549202611030066	549202611030118	549202611030170	549202611030222	549202611030274	549202611030326	549202611030378
549202611030015	549202611030067	549202611030119	549202611030171	549202611030223	549202611030275	549202611030327	549202611030379
549202611030016	549202611030068	549202611030120	549202611030172	549202611030224	549202611030276	549202611030328	549202611030380
549202611030017	549202611030069	549202611030121	549202611030173	549202611030225	549202611030277	549202611030329	549202611030381
549202611030018	549202611030070	549202611030122	549202611030174	549202611030226	549202611030278	549202611030330	549202611030382
549202611030019	549202611030071	549202611030123	549202611030175	549202611030227	549202611030279	549202611030331	549202611030383
549202611030020	549202611030072	549202611030124	549202611030176	549202611030228	549202611030280	549202611030332	549202611030384
549202611030021	549202611030073	549202611030125	549202611030177	549202611030229	549202611030281	549202611030333	549202611030385
549202611030022	549202611030074	549202611030126	549202611030178	549202611030230	549202611030282	549202611030334	549202611030386
549202611030023	549202611030075	549202611030127	549202611030179	549202611030231	549202611030283	549202611030335	549202611030387
549202611030024	549202611030076	549202611030128	549202611030180	549202611030232	549202611030284	549202611030336	549202611030388
549202611030025	549202611030077	549202611030129	549202611030181	549202611030233	549202611030285	549202611030337	549202611030389
549202611030026	549202611030078	549202611030130	549202611030182	549202611030234	549202611030286	549202611030338	549202611030390
549202611030027	549202611030079	549202611030131	549202611030183	549202611030235	549202611030287	549202611030339	549202611030391
549202611030028	549202611030080	549202611030132	549202611030184	549202611030236	549202611030288	549202611030340	549202611030392
549202611030029	549202611030081	549202611030133	549202611030185	549202611030237	549202611030289	549202611030341	549202611030393
549202611030030	549202611030082	549202611030134	549202611030186	549202611030238	549202611030290	549202611030342	549202611030394
549202611030031	549202611030083	549202611030135	549202611030187	549202611030239	549202611030291	549202611030343	549202611030395
549202611030032	549202611030084	549202611030136	549202611030188	549202611030240	549202611030292	549202611030344	549202611030396
549202611030033	549202611030085	549202611030137	549202611030189	549202611030241	549202611030293	549202611030345	549202611030397
549202611030034	549202611030086	549202611030138	549202611030190	549202611030242	549202611030294	549202611030346	549202611030398
549202611030035	549202611030087	549202611030139	549202611030191	549202611030243	549202611030295	549202611030347	549202611030399
549202611030036	549202611030088	549202611030140	549202611030192	549202611030244	549202611030296	549202611030348	549202611030400
549202611030037	549202611030089	549202611030141	549202611030193	549202611030245	549202611030297	549202611030349	549202611030401
549202611030038	549202611030090	549202611030142	549202611030194	549202611030246	549202611030298	549202611030350	549202611030402
549202611030039	549202611030091	549202611030143	549202611030195	549202611030247	549202611030299	549202611030351	549202611030403
549202611030040	549202611030092	549202611030144	549202611030196	549202611030248	549202611030300	549202611030352	549202611030404
549202611030041	549202611030093	549202611030145	549202611030197	549202611030249	549202611030301	549202611030353	549202611030405
549202611030042	549202611030094	549202611030146	549202611030198	549202611030250	549202611030302	549202611030354	549202611030406
549202611030043	549202611030095	549202611030147	549202611030199	549202611030251	549202611030303	549202611030355	549202611030407
549202611030044	549202611030096	549202611030148	549202611030200	549202611030252	549202611030304	549202611030356	549202611030408
549202611030045	549202611030097	549202611030149	549202611030201	549202611030253	549202611030305	549202611030357	549202611030409
549202611030046	549202611030098	549202611030150	549202611030202	549202611030254	549202611030306	549202611030358	549202611030410
549202611030047	549202611030099	549202611030151	549202611030203	549202611030255	549202611030307	549202611030359	549202611030411
549202611030048	549202611030100	549202611030152	549202611030204	549202611030256	549202611030308	549202611030360	549202611030412
549202611030049	549202611030101	549202611030153	549202611030205	549202611030257	549202611030309	549202611030361	549202611030413
549202611030050	549202611030102	549202611030154	549202611030206	549202611030258	549202611030310	549202611030362	549202611030414
549202611030051	549202611030103	549202611030155	549202611030207	549202611030259	549202611030311	549202611030363	549202611030415
549202611030052	549202611030104	549202611030156	549202611030208	549202611030260	549202611030312	549202611030364	549202611030416

549202611030417	549202611030469	549202611030521	549202611030573	549202611030625	549202611030677	549202611030729	549202611030781
549202611030418	549202611030470	549202611030522	549202611030574	549202611030626	549202611030678	549202611030730	549202611030782
549202611030419	549202611030471	549202611030523	549202611030575	549202611030627	549202611030679	549202611030731	549202611030783
549202611030420	549202611030472	549202611030524	549202611030576	549202611030628	549202611030680	549202611030732	549202611030784
549202611030421	549202611030473	549202611030525	549202611030577	549202611030629	549202611030681	549202611030733	549202611030785
549202611030422	549202611030474	549202611030526	549202611030578	549202611030630	549202611030682	549202611030734	549202611030786
549202611030423	549202611030475	549202611030527	549202611030579	549202611030631	549202611030683	549202611030735	549202611030787
549202611030424	549202611030476	549202611030528	549202611030580	549202611030632	549202611030684	549202611030736	549202611030788
549202611030425	549202611030477	549202611030529	549202611030581	549202611030633	549202611030685	549202611030737	549202611030789
549202611030426	549202611030478	549202611030530	549202611030582	549202611030634	549202611030686	549202611030738	549202611030790
549202611030427	549202611030479	549202611030531	549202611030583	549202611030635	549202611030687	549202611030739	549202611030791
549202611030428	549202611030480	549202611030532	549202611030584	549202611030636	549202611030688	549202611030740	549202611030792
549202611030429	549202611030481	549202611030533	549202611030585	549202611030637	549202611030689	549202611030741	549202611030793
549202611030430	549202611030482	549202611030534	549202611030586	549202611030638	549202611030690	549202611030742	549202611030794
549202611030431	549202611030483	549202611030535	549202611030587	549202611030639	549202611030691	549202611030743	549202611030795
549202611030432	549202611030484	549202611030536	549202611030588	549202611030640	549202611030692	549202611030744	549202611030796
549202611030433	549202611030485	549202611030537	549202611030589	549202611030641	549202611030693	549202611030745	549202611030797
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549202611030452	549202611030504	549202611030556	549202611030608	549202611030660	549202611030712	549202611030764	549202611030816
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549202611030454	549202611030506	549202611030558	549202611030610	549202611030662	549202611030714	549202611030766	549202611030818
549202611030455	549202611030507	549202611030559	549202611030611	549202611030663	549202611030715	549202611030767	549202611030819
549202611030456	549202611030508	549202611030560	549202611030612	549202611030664	549202611030716	549202611030768	549202611030820
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549202611030461	549202611030513	549202611030565	549202611030617	549202611030669	549202611030721	549202611030773	549202611030825
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549202611030840	549202611030892	549202611030944	549202611030996	549202611031048	549202611031100	549202611031152	549202611031204
549202611030841	549202611030893	549202611030945	549202611030997	549202611031049	549202611031101	549202611031153	549202611031205
549202611030842	549202611030894	549202611030946	549202611030998	549202611031050	549202611031102	549202611031154	549202611031206
549202611030843	549202611030895	549202611030947	549202611030999	549202611031051	549202611031103	549202611031155	549202611031207
549202611030844	549202611030896	549202611030948	549202611031000	549202611031052	549202611031104	549202611031156	549202611031208
549202611030845	549202611030897	549202611030949	549202611031001	549202611031053	549202611031105	549202611031157	549202611031209
549202611030846	549202611030898	549202611030950	549202611031002	549202611031054	549202611031106	549202611031158	549202611031210
549202611030847	549202611030899	549202611030951	549202611031003	549202611031055	549202611031107	549202611031159	549202611031211
549202611030848	549202611030900	549202611030952	549202611031004	549202611031056	549202611031108	549202611031160	549202611031212
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549202611030851	549202611030903	549202611030955	549202611031007	549202611031059	549202611031111	549202611031163	549202611031215
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549202611030854	549202611030906	549202611030958	549202611031010	549202611031062	549202611031114	549202611031166	549202611031218
549202611030855	549202611030907	549202611030959	549202611031011	549202611031063	549202611031115	549202611031167	549202611031219
549202611030856	549202611030908	549202611030960	549202611031012	549202611031064	549202611031116	549202611031168	549202611031220
549202611030857	549202611030909	549202611030961	549202611031013	549202611031065	549202611031117	549202611031169	549202611031221
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549202611030883	549202611030935	549202611030987	549202611031039	549202611031091	549202611031143	549202611031195	549202611031247
549202611030884	549202611030936	549202611030988	549202611031040	549202611031092	549202611031144	549202611031196	549202611031248

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549202611031267	549202611031319	549202611031371	549202611031423	549202611031475	549202611031527
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549202611031278	549202611031330	549202611031382	549202611031434	549202611031486	549202611031538
549202611031279	549202611031331	549202611031383	549202611031435	549202611031487	549202611031539
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549202611031294	549202611031346	549202611031398	549202611031450	549202611031502
549202611031295	549202611031347	549202611031399	549202611031451	549202611031503
549202611031296	549202611031348	549202611031400	549202611031452	549202611031504
549202611031297	549202611031349	549202611031401	549202611031453	549202611031505
549202611031298	549202611031350	549202611031402	549202611031454	549202611031506
549202611031299	549202611031351	549202611031403	549202611031455	549202611031507
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If you have any questions, please contact Uriah Clavier at Uriah.Clavier@Opuscmc.com